Eversheds Sutherland (US) LLP
1114 Avenue of the Americas, 40th Floor
New York, NY 10036-7703
D: +1 212.389.5080
F: +1 212.389.5099
dodiekent@
eversheds-sutherland.com
October 7, 2021
VIA EDGAR TRANSMISSION
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549
Re: Post-Effective Amendment No. 34
Brighthouse Life Insurance Company
Brighthouse Separate Account Eleven for Variable Annuities
File Nos. 333-101778 / 811-21262
Pioneer AnnuiStarSM Plus Annuity

Commissioners:

On behalf of Brighthouse Life Insurance Company (“BLIC”) and Brighthouse Separate Account Eleven for Variable Annuities (the “Account”), we have attached for filing Post-Effective Amendment No. 34 (the “Amendment”) to the Account’s registration statement on Form N-4 for certain variable annuity contracts issued through the Account.

This Amendment is being filed pursuant to paragraph (a) of Rule 485 under the Securities Act of 1933, as amended (the “1933 Act”). The primary purpose of this Amendment is to update the registration statement to conform to the amendments to Form N-4 adopted by the Securities and Exchange Commission (the “SEC”) on March 11, 2020. See Updated Disclosure Requirements and Summary Prospectus for Variable Annuity and Variable Life Insurance Contracts, Release No. 33-10765 (the “Release”). After this Amendment (or a subsequently filed post-effective amendment) becomes effective, BLIC intends to rely on Rule 498A under the 1933 Act to use Updating Summary Prospectuses with respect to the registration statement, but not Initial Summary Prospectuses because the contracts are no longer for sale.

Please note that the registration statement contains two additional prospectuses for other variable annuity contracts that are also no longer for sale (i.e., Portfolio Architect Plus Annuity and Scudder Advocate Rewards Annuity). These additional prospectuses have not yet been updated to conform to the aforementioned amendments to Form N-4. At a future date, BLIC intends to submit a formal request to the SEC pursuant to Rule 485(b)(1)(vii) under the 1933 Act to use this Amendment (or a subsequently filed post-effective amendment) as the template for making substantially identical changes (in terms of overall compliance with the Release) to those two additional prospectuses and certain other variable annuity contract registration statements (such variable annuity contracts are also no longer for sale).

If you have any questions or comments regarding the Amendment, please call me at (212) 389-5080 or Ron Coenen at (202) 383-0940.

Sincerely,

/s/ Dodie C. Kent
Dodie C. Kent
Eversheds Sutherland (US) LLP

cc: Ronald Coenen Jr., Eversheds Sutherland (US) LLP

Eversheds Sutherland (US) LLP is part of a global legal practice, operating through various separate and distinct legal entities, under Eversheds Sutherland. For a full description of the structure and a list of offices, please visit www.eversheds-sutherland.com.

U.S. Securities and Exchange Commission October 7, 2021 Page 2
Michele H. Abate, Brighthouse Life Insurance Company